Issued share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2024	2023	2022
	(in € millions)
Currency translation
At January 1	63	100	17
Currency translation	87	(37)	83
At December 31	150	63	100
Short term investments
At January 1	(4)	(18)	(3)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(7)	11	(23)
Losses reclassified to consolidated statement of operations	3	7	4
Deferred tax	1	(4)	4
At December 31	(7)	(4)	(18)
Long term investments
At January 1	224	161	(26)
Gains on fair value not to be subsequently reclassified to consolidated statement of operations	415	76	212
Losses on sale of long term investment reclassified to accumulated deficit	—	3	2
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	—	—	(5)
Deferred tax	(86)	(16)	(22)
At December 31	553	224	161
Exchangeable Notes
At January 1	(7)	3	—
(Losses)/gains on fair value attributable to changes in credit risk	(8)	(14)	4
Deferred tax	2	4	(1)
At December 31	(13)	(7)	3
Cash flow hedges
At January 1	(3)	10	(4)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(10)	(2)	4
Losses/(gains) reclassified to revenue	28	(44)	32
(Gains)/losses reclassified to cost of revenue	(20)	30	(20)
Deferred tax	—	3	(2)
At December 31	(5)	(3)	10
Share-based compensation
At January 1	1,539	1,265	869
Share-based compensation (Note 17)	268	322	385
Income tax impact associated with share-based compensation (Note 8)	359	23	51
Restricted stock units withheld for employee taxes	(137)	(71)	(40)
At December 31	2,029	1,539	1,265
Other reserves at December 31	2,707	1,812	1,521